ASSET ACQUISITION (Tables)	12 Months Ended
Sep. 30, 2021
Business Combination Recognized Identifiable Assets Acquired Goodwill And Liabilities Assumed Net [Abstract]
Summary of fair value analysis of the net assets acquired	The allocation is as follows:
RMB
Apartment rental agreements	649,733
Trademarks	194,971
Liabilities assumed by the Group	(349,665)
495,039